Unaudited Interim Condensed Consolidated Balance Sheets - CAD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 482,605	$ 552,064
Trade and other receivables	53,187	158,930
Other current financial assets	442	565
Current income tax recoverable	8,326	29,253
Prepaid expenses and other current assets	295,950	280,460
Total current assets	840,510	1,021,272
Satellites, property and other equipment	2,653,619	2,277,143
Deferred tax assets	4,038	3,059
Other long-term financial assets	17,662	9,767
Long-term income tax recoverable	6,993	6,993
Other long-term assets	396,425	516,507
Intangible assets	461,403	497,466
Goodwill	2,545,357	2,612,972
Total assets	6,926,007	6,945,179
LIABILITIES
Trade and other payables	111,577	158,276
Other current financial liabilities	41,537	26,483
Income taxes payable	840	5,913
Other current liabilities	50,397	65,906
Total current liabilities	204,351	256,578
Long-term indebtedness	3,309,132	3,096,615
Deferred tax liabilities	154,264	175,544
Other long-term financial liabilities	737,833	630,556
Other long-term liabilities	272,404	289,181
Total liabilities	4,677,984	4,448,474
SHAREHOLDERS’ EQUITY
Share capital	68,530	59,082
Accumulated earnings	452,125	467,333
Reserves	146,369	183,865
Total Telesat Corporation shareholders’ equity	667,024	710,280
Non-controlling interest	1,580,999	1,786,425
Total shareholders’ equity	2,248,023	2,496,705
Total liabilities and shareholders’ equity	$ 6,926,007	$ 6,945,179